Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal					$ 0	$ 0	$ 0
State					0	0	0
Deferred
Federal					0	0	0
State					0	0	0
Income tax provision	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0